The rollforward of recoverable taxes are set forth below (Details) - BRL (R$) R$ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2021		Dec. 31, 2020
DisclosureOfRecoverableTaxesLineItems [Line Items]
Ending balance		R$ 5,627,397		R$ 5,767,318
Business combination				47,947
Additions		822,147		1,363,865
Compensations		(1,027,458)		(1,148,205)
Transfers		(117,289)	[1]	(236,976)
[custom:ProvisionForTaxInterest]	[1]	137,387
Exchange variation		(2,655)		39,809
Ending balance		5,627,397		5,767,318
Provision for tax losses		5,767,318		5,643,279
[custom:ProvisionForRestatement]				105,546
Icms and vat recoverable [Member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Ending balance		1,756,479		1,568,975
Business combination				7,523
Additions		425,762		570,056
Compensations		(108,947)		(549,446)
Transfers		(134,393)	[1]	(127,370)
[custom:ProvisionForTaxInterest]		180
Exchange variation		(2,621)		39,832
Ending balance		1,756,479		1,568,975
Provision for tax losses		1,568,975		1,635,663
[custom:ProvisionForRestatement]				240
I C M S And V A T Impairment [Member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Ending balance		(132,080)		(154,721)
Additions		(23,020)		(38,033)
Compensations		28,557		3,022
Transfers		17,104	[1]	21,483
Exchange variation
Ending balance		(132,080)		(154,721)
Provision for tax losses		(154,721)		(141,193)
[custom:ProvisionForRestatement]
Pis and cofins recoverable [Member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Ending balance		2,742,698		3,168,099
Business combination				35,268
Additions		371,314		729,213
Compensations		(888,864)		(594,483)
Transfers
[custom:ProvisionForTaxInterest]		56,881
Exchange variation
Ending balance		2,742,698		3,168,099
Provision for tax losses		3,168,099		2,990,313
[custom:ProvisionForRestatement]				43,056
P I S And C O F I N S Impairment [Member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Ending balance		(14,228)		(14,228)
Ending balance		(14,228)		(14,228)
Provision for tax losses		(14,228)
Ipi recoverable [Member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Ending balance		891,111		808,528
Business combination				1,149
Additions		5,368		2,319
Compensations		(460)		(7,201)
Transfers				(92,812)
[custom:ProvisionForTaxInterest]		76,526
Exchange variation
Ending balance		891,111		808,528
Provision for tax losses		808,528		848,865
[custom:ProvisionForRestatement]				57,357
ipI impairment [Member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Ending balance		(1,984)		(1,984)
Additions				(263)
Compensations				2,097
Transfers
Exchange variation
Ending balance		(1,984)		(1,984)
Provision for tax losses		(1,984)		(3,818)
[custom:ProvisionForRestatement]
Inss recoverable [Member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Ending balance		303,236		341,825
Business combination				12
Additions		13,955		88,621
Compensations		(56,356)		(7,663)
Transfers
[custom:ProvisionForTaxInterest]		3,800
Exchange variation				7
Ending balance		303,236		341,825
Provision for tax losses		341,825		255,967
[custom:ProvisionForRestatement]				4,893
I N S S Impairment [Member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Ending balance		(102)		(102)
Additions
Compensations
Transfers
Exchange variation
Ending balance		(102)		(102)
Provision for tax losses		(102)		(102)
[custom:ProvisionForRestatement]
Other taxes recoverable [Member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Ending balance		84,210		52,889
Business combination				3,995
Additions		28,768		11,952
Compensations		(1,408)		(901)
Transfers				(38,277)
Exchange variation		(34)		(30)
Ending balance		84,210		52,889
Provision for tax losses		52,889		80,145
[custom:ProvisionForRestatement]
Other taxes impairment [Member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Ending balance		(1,943)		(1,963)
Additions
Compensations		20		3,676
Transfers
Exchange variation
Ending balance		(1,943)		(1,963)
Provision for tax losses		(1,963)		(5,639)
[custom:ProvisionForRestatement]
Income taxes recoverable [Member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Ending balance		163,829		107,728
Business combination				922
Additions		69,015		58,007
Compensations		(13,634)		(422,496)
Transfers
[custom:ProvisionForTaxInterest]		135
Exchange variation		(337)		37,098
Ending balance		163,829		107,728
Provision for tax losses		107,728		430,778
[custom:ProvisionForRestatement]				4,341
Income taxes impairment [Member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Ending balance		(9,029)		(9,029)
Additions
Compensations
Transfers
Exchange variation
Ending balance		(9,029)		(9,029)
Provision for tax losses		(9,029)		(9,029)
[custom:ProvisionForRestatement]
income taxes [Member]
DisclosureOfRecoverableTaxesLineItems [Line Items]
Ending balance		154,800		98,699
Business combination				922
Additions		69,015		58,007
Compensations		(13,634)		(422,496)
Transfers
[custom:ProvisionForTaxInterest]		135
Exchange variation		(337)		37,098
Ending balance		154,800		98,699
Provision for tax losses		R$ 98,699		421,749
[custom:ProvisionForRestatement]				R$ 4,341

[1]	The transfers occur from Recoverable Taxes to Other Current Assets and Other Non-Current Assets when sales of credits are made to third parties.